Significant Accounting Policies (Schedule Of Warranty Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, at January 1	$ 88,475	$ 93,150
Warranties issued during the year	18,942	32,038
Reduction due to expired warranties or claims during the year	(25,594)	(38,940)
Additions resulting from acquisitions	(382)	0
Reduction due to deconsolidation of a subsidiary	0	2,227
Balance, at December 31	$ 81,441	$ 88,475